Segments (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Summary of Group's Breakdown of Net Revenues by Type of Good or Service and Operating Segment

The table below provides a summary of the Group’s breakdown of net revenues by type of good or service and operating segment results for the six months ended June 30, 2019 and 2020. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the six months ended June 30, 2019 and 2020.

	For the six months ended June 30,
	2019	2020

Net revenues:
Marketing Solutions
- Sales agent	3,030	2,543
- Cost-plus	7,298	10,486
- Specified actions	74,021	84,572
	84,349	97,601
Enterprise Solutions
- SaaS products offering	4,216	9,547
	88,565	107,148

Cost of revenues:
Marketing Solutions
- Sales agent	—	—
- Cost-plus	—	—
- Specified actions	(61,539)	(74,768)
	(61,539)	(74,768)
Enterprise Solutions
- SaaS products offering	(1,040)	(2,502)
	(62,579)	(77,270)

Gross profit:
Marketing Solutions
- Sales agent	3,030	2,543
- Cost-plus	7,298	10,486
- Specified actions	12,482	9,804
	22,810	22,833
Enterprise Solutions
- SaaS products offering	3,176	7,045
	25,986	29,878

Summary of revenue generated for the respective countries	Revenue generated for the respective countries are summarized as follows:
	For the six months ended June 30,

	2019	2020
The PRC	79,386	94,291
Hong Kong	8,695	12,833
Others	484	24
	88,565	107,148

Summary of long-lived assets	The Group’s long-lived assets are located in the following countries:
	As of
	December 31, 2019	June 30, 2020

The PRC	412	376
Hong Kong	120	134
Others	4	1
	536	511